Capital Management - Summary of Capital (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)		Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Capital management [abstract]
Equity	₨ 731,946	₨ 754,177	[1],[2]	$ 10,585		₨ 713,788	₨ 776,258
Cash and cash equivalents (Note 20 and 21)	73,331	44,675		1,060
Short term investments (Note 19)	292,112	315,996	[1]	4,224
Structured Investment net of liability	27,018			391
Total cash (a)	392,461	360,671		5,675
Current borrowings (Note 22)	315,053	313,700		4,555
Non-current borrowings (Note 22)	347,209	267,888	[1]	5,020
Total borrowings	662,262	581,588		9,575	$ 8,409	₨ 745,780
Net debt (c=(b-a))	269,801	220,917		3,900
Total capital (equity+net debt)	₨ 1,001,747	₨ 975,094		$ 14,485
Gearing ratio	30.00%	20.00%

[1]	Restated - Refer Note 2(b)
[2]	Retained earnings mainly includes general reserve, debenture redemption reserve, preference share redemption reserve and capital reserve (Refer Note 30)